DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (A)	2,528	$ 442,451
Curtiss-Wright Corp.	1,574	198,607
Hexcel Corp. (A)	3,228	191,711
Mercury Systems, Inc. (A)	2,162	102,522

		935,291

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (A)	3,795	297,680

Airlines - 0.2%
JetBlue Airways Corp. (A)	12,243	187,195

Auto Components - 1.5%
Adient PLC (A)	3,627	150,339
Dana, Inc.	5,591	124,344
Fox Factory Holding Corp. (A)	1,621	234,299
Gentex Corp.	9,199	303,383
Goodyear Tire & Rubber Co. (A)	10,817	191,461
Lear Corp.	2,300	359,904
Visteon Corp. (A)	1,077	101,658

		1,465,388

Automobiles - 0.5%
Harley-Davidson, Inc.	5,923	216,841
Thor Industries, Inc.	2,132	261,724

		478,565

Banks - 6.6%
Associated Banc-Corp.	5,889	126,142
BancorpSouth Bank	4,181	124,510
Bank of Hawaii Corp.	1,558	128,021
Bank OZK	4,691	201,619
Cathay General Bancorp	3,009	124,543
CIT Group, Inc.	3,817	198,293
Commerce Bancshares, Inc.	4,092	285,131
Cullen / Frost Bankers, Inc.	2,181	258,710
East West Bancorp, Inc.	5,462	423,524
First Financial Bankshares, Inc.	4,933	226,671
First Horizon Corp.	21,149	344,517
FNB Corp.	12,301	142,938
Fulton Financial Corp.	6,278	95,928
Glacier Bancorp, Inc.	4,169	230,754
Hancock Whitney Corp.	3,344	157,569
Home BancShares, Inc.	5,812	136,756
International Bancshares Corp.	2,049	85,320
PacWest Bancorp	4,513	204,529
Pinnacle Financial Partners, Inc.	2,930	275,654
Prosperity Bancshares, Inc.	3,578	254,503
Signature Bank	2,334	635,502
Sterling Bancorp	7,418	185,153
Synovus Financial Corp.	5,638	247,452
Texas Capital Bancshares, Inc. (A)	1,948	116,919
UMB Financial Corp.	1,657	160,248
Umpqua Holdings Corp.	8,475	171,619
United Bankshares, Inc.	4,974	180,954
Valley National Bancorp	15,654	208,355
Webster Financial Corp.	3,488	189,957
Wintrust Financial Corp.	2,196	176,493

		6,298,284

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.2%
Boston Beer Co., Inc., Class A (A)	361	$ 184,020

Biotechnology - 1.6%
Arrowhead Pharmaceuticals, Inc. (A)	4,014	250,594
Emergent BioSolutions, Inc. (A)	1,840	92,129
Exelixis, Inc. (A)	12,129	256,407
Halozyme Therapeutics, Inc. (A) (B)	5,480	222,927
Neurocrine Biosciences, Inc. (A)	3,644	349,496
United Therapeutics Corp. (A)	1,728	318,954

		1,490,507

Building Products - 2.3%
Builders FirstSource, Inc. (A)	7,977	412,730
Carlisle Cos., Inc.	2,007	398,971
Lennox International, Inc.	1,316	387,128
Owens Corning	3,970	339,435
Simpson Manufacturing Co., Inc.	1,672	178,854
Trex Co., Inc. (A)	4,441	452,671

		2,169,789

Capital Markets - 2.5%
Affiliated Managers Group, Inc.	1,586	239,629
Evercore, Inc., Class A	1,527	204,114
FactSet Research Systems, Inc.	1,454	574,010
Federated Hermes, Inc.	3,756	122,070
Interactive Brokers Group, Inc., Class A	3,363	209,649
Janus Henderson Group PLC	6,635	274,225
Jefferies Financial Group, Inc.	7,608	282,485
SEI Investments Co.	4,128	244,790
Stifel Financial Corp.	4,034	274,151

		2,425,123

Chemicals - 2.3%
Ashland Global Holdings, Inc.	2,174	193,747
Avient Corp.	3,515	162,920
Cabot Corp.	2,184	109,462
Chemours Co.	6,359	184,793
Ingevity Corp. (A)	1,521	108,554
Minerals Technologies, Inc.	1,293	90,303
NewMarket Corp.	278	94,178
Olin Corp.	5,560	268,270
RPM International, Inc.	4,996	387,939
Scotts Miracle-Gro Co.	1,568	229,492
Sensient Technologies Corp.	1,623	147,823
Valvoline, Inc.	6,959	216,982

		2,194,463

Commercial Services & Supplies - 1.6%
Brink’s Co.	1,917	121,346
Clean Harbors, Inc. (A)	1,927	200,158
Herman Miller, Inc.	2,899	109,176
IAA, Inc. (A)	5,189	283,164
KAR Auction Services, Inc. (A)	4,588	75,197
MSA Safety, Inc.	1,403	204,417
Stericycle, Inc. (A)	3,536	240,342
Tetra Tech, Inc.	2,082	310,926

		1,544,726

Communications Equipment - 0.8%
Ciena Corp. (A)	5,958	305,943
Lumentum Holdings, Inc. (A) (B)	2,922	244,104
NetScout Systems, Inc. (A)	2,852	76,861
ViaSat, Inc. (A)	2,823	155,463

		782,371

Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 1.2%
AECOM (A)	5,546	$ 350,230
Dycom Industries, Inc. (A)	1,185	84,419
EMCOR Group, Inc.	2,069	238,721
Fluor Corp. (A) (B)	5,444	86,941
MasTec, Inc. (A)	2,203	190,075
Valmont Industries, Inc.	817	192,093

		1,142,479

Construction Materials - 0.2%
Eagle Materials, Inc.	1,612	211,430

Consumer Finance - 0.7%
FirstCash, Inc.	1,557	136,237
LendingTree, Inc. (A)	441	61,665
Navient Corp.	6,462	127,495
PROG Holdings, Inc.	2,560	107,546
SLM Corp.	11,773	207,205

		640,148

Containers & Packaging - 0.7%
AptarGroup, Inc.	2,539	303,030
Greif, Inc., Class A	1,022	66,021
Silgan Holdings, Inc.	3,230	123,903
Sonoco Products Co.	3,785	225,510

		718,464

Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	155	91,320
Grand Canyon Education, Inc. (A)	1,740	153,050
H&R Block, Inc.	6,855	171,375
Service Corp. International	6,452	388,798

		804,543

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (A)	5,079	202,398

Electric Utilities - 0.9%
ALLETE, Inc.	2,012	119,754
Hawaiian Electric Industries, Inc.	4,208	171,813
IDACORP, Inc.	1,945	201,074
OGE Energy Corp.	7,706	253,990
PNM Resources, Inc.	3,305	163,531

		910,162

Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,375	238,384
EnerSys	1,637	121,858
Hubbell, Inc.	2,094	378,323
nVent Electric PLC	6,472	209,240
Regal Beloit Corp.	1,567	235,583
Sunrun, Inc. (A) (B)	7,928	348,832

		1,532,220

Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc. (A)	2,765	310,482
Avnet, Inc.	3,831	141,632
Belden, Inc.	1,727	100,615
Cognex Corp.	6,803	545,737
Coherent, Inc. (A)	945	236,335
II-VI, Inc. (A) (B)	4,038	239,696
Jabil, Inc.	5,614	327,689
Littelfuse, Inc.	948	259,060
National Instruments Corp.	5,120	200,857
SYNNEX Corp.	1,600	166,560

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	5,109	$ 102,640
Vontier Corp.	6,503	218,501

		2,849,804

Energy Equipment & Services - 0.4%
ChampionX Corp. (A)	7,769	173,715
NOV, Inc. (A)	15,042	197,200

		370,915

Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A (B)	1,738	97,780

Equity Real Estate Investment Trusts - 8.6%
American Campus Communities, Inc.	5,355	259,450
Apartment Income Corp.	6,043	294,959
Brixmor Property Group, Inc.	11,433	252,784
Camden Property Trust	3,872	571,004
CoreSite Realty Corp.	1,702	235,795
Corporate Office Properties Trust	4,325	116,689
Cousins Properties, Inc.	5,724	213,448
CyrusOne, Inc.	4,775	369,633
Douglas Emmett, Inc.	6,755	213,526
EastGroup Properties, Inc.	1,556	259,276
EPR Properties	2,880	142,214
First Industrial Realty Trust, Inc.	4,971	258,890
Healthcare Realty Trust, Inc.	5,603	166,857
Highwoods Properties, Inc.	4,012	175,966
Hudson Pacific Properties, Inc.	5,870	154,205
JBG SMITH Properties	4,470	132,357
Kilroy Realty Corp.	4,035	267,157
Lamar Advertising Co., Class A	3,340	378,923
Life Storage, Inc.	3,015	345,941
Macerich Co.	8,201	137,039
Medical Properties Trust, Inc.	22,934	460,285
National Retail Properties, Inc.	6,760	291,964
National Storage Affiliates Trust	3,140	165,761
Omega Healthcare Investors, Inc.	9,196	275,512
Park Hotels & Resorts, Inc. (A)	9,105	174,270
Pebblebrook Hotel Trust	5,058	113,350
Physicians Realty Trust	8,370	147,479
PotlatchDeltic Corp.	2,581	133,128
PS Business Parks, Inc.	774	121,317
Rayonier, Inc.	5,441	194,135
Rexford Industrial Realty, Inc.	5,303	300,945
Sabra Health Care, Inc.	8,501	125,135
SL Green Realty Corp. (B)	2,586	183,192
Spirit Realty Capital, Inc.	4,585	211,093
STORE Capital Corp.	9,414	301,530
Urban Edge Properties	4,239	77,616

		8,222,825

Food & Staples Retailing - 1.0%
BJ’s Wholesale Club Holdings, Inc. (A)	5,279	289,923
Casey’s General Stores, Inc.	1,425	268,541
Grocery Outlet Holding Corp. (A)	3,360	72,475
Performance Food Group Co. (A)	5,916	274,858
Sprouts Farmers Market, Inc. (A)	4,396	101,855

		1,007,652

Food Products - 1.7%
Darling Ingredients, Inc. (A)	6,239	448,584
Flowers Foods, Inc.	7,663	181,077
Hain Celestial Group, Inc. (A)	3,225	137,965
Ingredion, Inc.	2,580	229,646
Lancaster Colony Corp.	764	128,971

Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Pilgrim’s Pride Corp. (A)	1,876	$ 54,554
Post Holdings, Inc. (A)	2,256	248,521
Sanderson Farms, Inc.	817	153,759
Tootsie Roll Industries, Inc. (B)	672	20,449

		1,603,526

Gas Utilities - 1.1%
National Fuel Gas Co.	3,510	184,345
New Jersey Resources Corp.	3,713	129,250
ONE Gas, Inc.	2,060	130,542
Southwest Gas Holdings, Inc.	2,275	152,152
Spire, Inc.	1,990	121,748
UGI Corp.	8,050	343,091

		1,061,128

Health Care Equipment & Supplies - 3.6%
Envista Holdings Corp. (A)	6,208	259,557
Globus Medical, Inc., Class A (A)	3,015	231,009
Haemonetics Corp. (A)	1,962	138,498
Hill-Rom Holdings, Inc.	2,534	380,100
ICU Medical, Inc. (A)	767	179,002
Integra LifeSciences Holdings Corp. (A)	2,800	191,744
LivaNova PLC (A)	2,048	162,181
Masimo Corp. (A)	1,950	527,885
Neogen Corp. (A)	4,138	179,713
NuVasive, Inc. (A)	1,989	119,042
Penumbra, Inc. (A)	1,324	352,846
Quidel Corp. (A)	1,459	205,938
STAAR Surgical Co. (A)	1,825	234,567
Tandem Diabetes Care, Inc. (A)	2,427	289,735

		3,451,817

Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (A)	3,460	220,679
Amedisys, Inc. (A)	1,256	187,270
Chemed Corp.	606	281,863
Encompass Health Corp.	3,831	287,478
HealthEquity, Inc. (A)	3,210	207,880
LHC Group, Inc. (A)	1,219	191,273
Molina Healthcare, Inc. (A)	2,248	609,905
Option Care Health, Inc. (A)	5,331	129,330
Patterson Cos., Inc.	3,319	100,035
Progyny, Inc. (A)	2,650	148,400
R1 RCM, Inc. (A)	5,153	113,417
Tenet Healthcare Corp. (A)	4,121	273,799

		2,751,329

Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp. (A)	3,154	199,522
Choice Hotels International, Inc.	1,264	159,732
Churchill Downs, Inc.	1,335	320,507
Cracker Barrel Old Country Store, Inc.	913	127,674
Jack in the Box, Inc.	834	81,173
Marriott Vacations Worldwide Corp.	1,644	258,651
Papa John’s International, Inc.	1,253	159,118
Scientific Games Corp., Class A (A)	3,710	308,190
Six Flags Entertainment Corp. (A)	2,975	126,437
Texas Roadhouse, Inc.	2,688	245,495
Travel & Leisure Co.	3,322	181,149
Wendy’s Co.	6,862	148,768
Wingstop, Inc.	1,145	187,700
Wyndham Hotels & Resorts, Inc.	3,600	277,884

		2,782,000

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.5%
Helen of Troy Ltd. (A)	928	$ 208,503
KB Home	3,463	134,780
Taylor Morrison Home Corp. (A)	4,823	124,337
Tempur Sealy International, Inc.	7,565	351,092
Toll Brothers, Inc.	4,465	246,870
TopBuild Corp. (A)	1,268	259,699
Tri Pointe Homes, Inc. (A)	4,381	92,088

		1,417,369

Household Products - 0.1%
Energizer Holdings, Inc.	2,422	94,579

Insurance - 3.4%
Alleghany Corp. (A)	534	333,435
American Financial Group, Inc.	2,545	320,237
Brighthouse Financial, Inc. (A)	3,200	144,736
CNO Financial Group, Inc.	4,920	115,817
First American Financial Corp.	4,232	283,756
Hanover Insurance Group, Inc.	1,375	178,227
Kemper Corp.	2,303	153,817
Kinsale Capital Group, Inc.	825	133,403
Mercury General Corp.	1,023	56,950
Old Republic International Corp.	10,947	253,204
Primerica, Inc.	1,520	233,518
Reinsurance Group of America, Inc.	2,618	291,279
RenaissanceRe Holdings Ltd.	1,813	252,732
RLI Corp.	1,532	153,614
Selective Insurance Group, Inc.	2,314	174,776
Unum Group	7,869	197,197

		3,276,698

Interactive Media & Services - 0.2%
TripAdvisor, Inc. (A)	3,790	128,291
Yelp, Inc. (A)	2,662	99,133

		227,424

IT Services - 1.6%
Alliance Data Systems Corp.	1,916	193,305
Concentrix Corp. (A)	1,648	291,696
Genpact Ltd.	6,649	315,894
LiveRamp Holdings, Inc. (A)	2,615	123,506
MAXIMUS, Inc.	2,367	196,934
Sabre Corp. (A) (B)	12,422	147,077
WEX, Inc. (A)	1,725	303,842

		1,572,254

Leisure Products - 1.3%
Brunswick Corp.	2,984	284,286
Callaway Golf Co. (A)	4,510	124,611
Mattel, Inc. (A)	13,435	249,354
Polaris, Inc.	2,193	262,414
YETI Holdings, Inc. (A)	3,366	288,432

		1,209,097

Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. (A)	1,103	208,776
Repligen Corp. (A)	1,968	568,732
Syneos Health, Inc. (A)	3,984	348,520

		1,126,028

Machinery - 4.7%
AGCO Corp.	2,380	291,621
Colfax Corp. (A)	4,987	228,903
Crane Co.	1,919	181,940

Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Donaldson Co., Inc.	4,835	$ 277,577
Flowserve Corp.	5,015	173,870
Graco, Inc.	6,535	457,254
ITT, Inc.	3,315	284,560
Kennametal, Inc.	3,219	110,186
Lincoln Electric Holdings, Inc.	2,286	294,414
Middleby Corp. (A)	2,142	365,233
Nordson Corp.	2,081	495,590
Oshkosh Corp.	2,642	270,462
Terex Corp.	2,687	113,123
Timken Co.	2,672	174,802
Toro Co.	4,122	401,524
Trinity Industries, Inc.	3,211	87,243
Woodward, Inc.	2,449	277,227

		4,485,529

Marine - 0.1%
Kirby Corp. (A)	2,314	110,979

Media - 1.0%
Cable One, Inc.	191	346,308
John Wiley & Sons, Inc., Class A	1,676	87,504
New York Times Co., Class A	6,433	316,954
TEGNA, Inc.	8,511	167,837

		918,603

Metals & Mining - 2.0%
Cleveland-Cliffs, Inc. (A) (B)	17,508	346,833
Commercial Metals Co.	4,642	141,395
Compass Minerals International, Inc.	1,310	84,364
Reliance Steel & Aluminum Co.	2,444	348,075
Royal Gold, Inc.	2,526	241,208
Steel Dynamics, Inc.	7,465	436,553
U.S. Steel Corp. (B)	10,400	228,488
Worthington Industries, Inc.	1,275	67,193

		1,894,109

Multi-Utilities - 0.5%
Black Hills Corp.	2,444	153,385
MDU Resources Group, Inc.	7,793	231,218
NorthWestern Corp.	1,985	113,741

		498,344

Multiline Retail - 0.6%
Kohl’s Corp.	6,015	283,246
Nordstrom, Inc. (A) (B)	4,282	113,259
Ollie’s Bargain Outlet Holdings, Inc. (A) (B)	2,337	140,875

		537,380

Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream Corp.	12,499	130,240
Cimarex Energy Co.	3,958	345,138
CNX Resources Corp. (A)	8,390	105,882
DTE Midstream LLC (A)	3,729	172,429
EQT Corp. (A)	11,636	238,072
Equitrans Midstream Corp.	15,652	158,711
HollyFrontier Corp.	5,755	190,663
Murphy Oil Corp.	5,589	139,557
Targa Resources Corp.	8,803	433,196

		1,913,888

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,666	224,982

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Coty, Inc., Class A (A)	12,878	$ 101,221
Nu Skin Enterprises, Inc., Class A	1,930	78,107

		179,328

Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (A)	2,354	306,514
Nektar Therapeutics (A)	7,076	127,085
Perrigo Co. PLC	5,148	243,655

		677,254

Professional Services - 1.5%
ASGN, Inc. (A)	2,037	230,466
CACI International, Inc., Class A (A)	907	237,725
FTI Consulting, Inc. (A)	1,320	177,804
Insperity, Inc.	1,382	153,043
KBR, Inc.	5,420	213,548
ManpowerGroup, Inc.	2,088	226,089
Science Applications International Corp.	2,231	190,884

		1,429,559

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (A)	1,952	484,272

Road & Rail - 1.7%
Avis Budget Group, Inc. (A)	1,819	211,932
Knight-Swift Transportation Holdings, Inc.	6,390	326,848
Landstar System, Inc.	1,474	232,627
Ryder System, Inc.	2,070	171,210
Saia, Inc. (A)	1,014	241,362
Werner Enterprises, Inc.	2,380	105,363
XPO Logistics, Inc. (A)	3,795	302,006

		1,591,348

Semiconductors & Semiconductor Equipment - 3.7%
Amkor Technology, Inc.	3,857	96,232
Brooks Automation, Inc.	2,860	292,721
Cirrus Logic, Inc. (A)	2,217	182,570
CMC Materials, Inc.	1,125	138,634
Cree, Inc. (A) (B)	4,445	358,845
First Solar, Inc. (A)	3,807	363,416
Lattice Semiconductor Corp. (A)	5,251	339,477
MKS Instruments, Inc.	2,135	322,193
Semtech Corp. (A)	2,500	194,925
Silicon Laboratories, Inc. (A)	1,564	219,210
SolarEdge Technologies, Inc. (A)	2,012	533,623
Synaptics, Inc. (A)	1,355	243,534
Universal Display Corp.	1,669	285,332

		3,570,712

Software - 4.0%
ACI Worldwide, Inc. (A)	4,523	138,992
Aspen Technology, Inc. (A)	2,615	321,122
Blackbaud, Inc. (A)	1,618	113,826
CDK Global, Inc.	4,688	199,474
Cerence, Inc. (A) (B)	1,463	140,609
CommVault Systems, Inc. (A)	1,766	132,997
Digital Turbine, Inc. (A)	3,367	231,481
Envestnet, Inc. (A)	2,099	168,424
Fair Isaac Corp. (A)	1,093	434,938
j2 Global, Inc. (A)	1,856	253,567
Manhattan Associates, Inc. (A)	2,441	373,546
Mimecast Ltd. (A)	2,354	149,714
NCR Corp. (A)	5,059	196,087
Paylocity Holding Corp. (A)	1,513	424,245

Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Qualys, Inc. (A)	1,289	$ 143,453
SailPoint Technologies Holdings, Inc. (A) (B)	3,578	153,425
Teradata Corp. (A)	4,200	240,870

		3,816,770

Specialty Retail - 3.5%
American Eagle Outfitters, Inc. (B)	5,876	151,601
AutoNation, Inc. (A) (B)	1,681	204,678
Dick’s Sporting Goods, Inc.	2,523	302,180
Five Below, Inc. (A)	2,156	381,202
Foot Locker, Inc.	3,468	158,349
GameStop Corp., Class A (A)	2,395	420,251
Lithia Motors, Inc.	1,165	369,352
Murphy USA, Inc.	915	153,043
RH (A)	656	437,493
Urban Outfitters, Inc. (A)	2,537	75,323
Victoria’s Secret & Co. (A)	2,891	159,757
Williams-Sonoma, Inc.	2,892	512,838

		3,326,067

Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	5,291	106,719

Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (A)	5,852	283,295
Carter’s, Inc.	1,694	164,725
Columbia Sportswear Co.	1,346	129,001
Crocs, Inc. (A)	2,402	344,639
Deckers Outdoor Corp. (A)	1,065	383,613
Skechers USA, Inc., Class A (A)	5,193	218,729

		1,524,002

Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	4,307	189,551
MGIC Investment Corp.	13,063	195,422
New York Community Bancorp, Inc.	17,903	230,412
Washington Federal, Inc.	2,616	89,755

		705,140

Trading Companies & Distributors - 0.8%
GATX Corp. (B)	1,367	122,428
MSC Industrial Direct Co., Inc., Class A	1,809	145,064
Univar Solutions, Inc. (A)	6,580	156,736
Watsco, Inc.	1,269	335,803

		760,031

Water Utilities - 0.4%
Essential Utilities, Inc.	8,610	396,749

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	3,805	74,198

Total Common Stocks (Cost $74,215,761)		88,963,434

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 6.9%
U.S. Treasury - 6.9%
U.S. Treasury Note 0.88% (C), 09/30/2026	$ 6,604,000	6,563,498

Total U.S. Government Obligation (Cost $6,563,499)		6,563,498

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional Treasury Money Market Fund, 0.01% (C)	161,310	$ 161,310

Total Short-Term Investment Company (Cost $161,310)		161,310

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	324,192	324,192

Total Other Investment Company (Cost $324,192)		324,192

Total Investments (Cost $81,264,762)		96,012,434
Net Other Assets (Liabilities) - (0.3)%		(289,435)

Net Assets - 100.0%		$ 95,722,999

Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	1	12/17/2021	$266,606	$263,320	$—	$(3,286)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$88,963,434	$—	$—	$88,963,434
U.S. Government Obligation	—	6,563,498	—	6,563,498
Short-Term Investment Company	161,310	—	—	161,310
Other Investment Company	324,192	—	—	324,192

Total Investments	$89,448,936	$6,563,498	$—	$96,012,434

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,286)	$—	$—	$(3,286)

Total Other Financial Instruments	$(3,286)	$—	$—	$(3,286)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,936,195, collateralized by cash collateral of $324,192 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,680,303. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 6

DeltaShares® S&P 400 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

DeltaShares® S&P 400 Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 7

DeltaShares® S&P 400 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 8